Deferred Premium Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred acquisition costs arising from insurance contracts [abstract]
Deferred premium acquisition costs, beginning balance	$ 693.1	$ 532.7
Premium acquisition costs deferred	2,380.2	1,851.1
Amortization	(2,140.7)	(1,696.2)
Divestiture of subsidiary (note 23)	(15.8)	0.0
Foreign exchange effect and other	10.7	5.5
Deferred premium acquisition costs, ending balance	$ 927.5	$ 693.1